Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Business Combination

Details of the business combination are as follows:

(In millions of Korean won)	Business line	Date	Purchase consideration
SG Safety Corporation	Unmanned security business	May 31, 2018	￦	27,544
KT MOS Bukbu Co., Ltd.	Telecommunication facility maintenance	September 30, 2018		8,160
KT MOS Nambu Co., Ltd.	Telecommunication facility maintenance	September 30, 2018		6,310
CJ Digital Music Co., Ltd.	Music distribution	October 10, 2018		50,948

Fair value of the purchase consideration from the business combination is as follows:

(In millions of Korean won)	SG Safety Corporation		KT MOS Bukbu Co., Ltd		KT MOS Nambu Co., Ltd.		CJ Digital Music Co., Ltd.
Cash and cash equivalents	￦	28,000	￦	6,283	￦	4,765	￦	—
Settled receivables[1]		(456)		—		—		—
Fair value of equity instruments previously held[2]		—		1,877		1,545		—
Fair value of equity instruments newly issued[3]		—		—		—		50,948

Total	￦	27,544	￦	8,160	￦	6,310	￦	50,948

1	Uncollected amount which incurred after the payment of consideration from adjustment of purchase consideration caused by additional retirement benefit.
2	The shares previously held by KT MOS Bukbu Co., Ltd. (93,994 ordinary shares) and KT MOS Nambu Co., Ltd. (65,831 ordinary shares), non-listed entities, were evaluated by using the profit approach.
3

The fair value (￦50,948 million) of 8,992,685 ordinary shares of GENIE Music Corporation, the consideration transferred, was based on the share price disclosed at the merger date. The issuance cost amounting to ￦31 million were deducted from deemed issuance price.

Schedule of Fair Value of Assets and Liabilities Recognized as a Result of Acquisition at Acquisition Date

Fair value of the assets and liabilities recognized as a result of the acquisition at the acquisition date are as follows:

(In millions of Korean won)	SG Safety Corporation		KT MOS Bukbu Co., Ltd		KT MOS Nambu Co., Ltd.		CJ Digital Music Co., Ltd.
Recognized amounts of identifiable assets acquired	￦	17,763	￦	14,924	￦	12,242	￦	28,117
Cash and cash equivalents		—		7,864		3,340		1,556
Trade and other receivables		—		4,827		6,318		11,200
Other current assets		1,367		160		85		484
Inventories		—		—		—		5
Current income tax assets		—		—		75		—
Property and equipment		4,047		855		1,104		791
Intangible assets				997		478		1,860
Distribution agency contract (included in intangibles)		—		—		—		11,753
Contractual customer relationship (included in intangibles)		10,467		—		—		468
Deferred income tax assets		—		113		576		—
Other non-current assets		1,882		10		—		—
Other non-current financial assets		—		98		266		—
Recognized amounts of identifiable liabilities assumed		5,637		10,050		6,433		25,559
Trade and other payables		120		6,767		3,327		18,947
Borrowings		5,000		—		—		—
Other current liabilities		—		363		703		3,481
Current income tax liabilities		—		103		—
Post-employment benefit obligations		517		2,768		2,360		311
Deferred income tax liabilities		—		—		—		2,497
Other non-current liabilities		—		49		43		323

Total	￦	12,126	￦	4,874	￦	5,809	￦	2,558

Schedule of Recognized Goodwill as a Result of Business Combination

As at December 31, 2018, details of the recognized goodwill as a result of the business combination are as follows:

(In millions of Korean won)	SG Safety Corporation		KT MOS Bukbu Co., Ltd		KT MOS Nambu Co., Ltd.		CJ Digital Music Co., Ltd.
Purchase consideration	￦	27,544	￦	8,160	￦	6,310	￦	50,948
Add: Non-controlling interests[1]		—		—		101		—
Less:
Fair value of identifiable net assets		12,126		4,874		5,809		2,558

Goodwill[2]	￦	15,418	￦	3,286	￦	602	￦	48,390

1	Non-controlling interests for KT MOS Nambu Co., Ltd. acquired during the year ended December 31, 2018 are measured at proportionate shares of acquiree’s identifiable net assets.

2	The goodwill from the business combination is attributable to economies of scale expected and the acquired customer relationships.

Schedule of Cash Outflows as a Result of Acquisition

Details of cash outflows as a result of acquisition are as follows:

(In millions of Korean won)	SG Safety Corporation[1]		KT MOS Bukbu Co., Ltd		KT MOS Nambu Co., Ltd.		CJ Digital Music Co., Ltd.
Purchase consideration
Cash[1]	￦	28,000	￦	6,283	￦	4,765	￦	—
Less:
Recognized amounts of cash and cash equivalents		—		7,864		3,340		1,556

Total	￦	28,000	￦	(1,581)	￦	1,425	￦	(1,556)